Nature of Operations and Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Accounting Policies [Abstract]
Number of operating segments | item			1
Accounts Receivable and Net investment in sales-type leases
Allowance for doubtful accounts receivable			$ 843	$ 675
Allowance for doubtful accounts due to investment in sales-type leases			844	682
Inventories
Inventory write-downs for obsolescence and excess inventories			7,700	9,800
Property, Plant and Equipment
Impairment charges	$ 792,000	$ 150,400	7,000	10,500
Goodwill
Goodwill impairment				942,408	$ 102,470
Other Intangible Assets
Impairment of Intangible Assets (Excluding Goodwill)			16,900	260,300	11,600
Impairment charges of indefinite-life intangible assets			1,000	18,200	3,000
Advertising costs			$ 19,400	$ 23,500	$ 23,500
Research and Development Costs
Maximum additional tax rate on distribution of dividends			10.00%
Settlement percentage			50.00%
Vesting period			4 years
Stock-Based Compensation
Expected dividend rate (as a percent)			0.00%
Business Combinations
Maximum measurement period of revision of consideration transferred			1 year